Fees Summary	Nov. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,179,215
Previously Paid Amount	0
Total Fee Amount	2,323.94
Total Offset Amount	0
Net Fee	$ 2,323.94